RISK MANAGEMENT - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	0.50%	0.50%
Reasonably possible change in risk variable, impact on interest expense	$ 1,000,000	$ 1,175,000
Interest rate risk | Credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	$ 35,000,000
Interest rate risk | 2021 Debentures
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 200,000,000
Price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%	10.00%
Reasonably possible change in risk variable, impact on net income	$ 13,337,000	$ 13,841,000
Price risk | Investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	133,375,000	138,412,000
Credit risk | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,248,740,000	711,359,000
Credit risk | Client and trust funds on deposit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	973,143,000	364,964,000
Credit risk | Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	219,074,000	159,760,000
Credit risk | Other assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 56,523,000	$ 66,420,000